TAX EFFECT ALLOCATED TO EACH COMPONENT OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Income and Comprehensive Income
Adjustment of pension and postretirement benefit plans	$ 7,289	$ 10,251	$ 62,664
Amortization of net losses	(8,562)	(7,839)	3,317
Amortization of prior service credit	1,482	1,482	(1,482)
Unrealized holding (losses) gains on investments arising during the period	1,081	2,569	(1,414)
Other-than-temporary impairment included in net income	(42)	(2,486)	0
Reclassification adjustment for (gains) losses included in net income	39	28	(48)
Unrealized net (losses) gains on cash flow hedges	1,409	1,707	2,579
Reclassification adjustment for net losses (gains) included in net income	(1,228)	(1,835)	(2,375)
Income tax benefit (expense)	$ 1,468	$ 3,877	$ 63,241